Provisions - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Complaints	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Future expected provision number
Provisions	£ 468	£ 577
Cumulative complaints | Complaints	4,600,000
Complaints reviewing | Complaints	3,500
Additional provision charge	£ 292
Loss Impairment: Off Balance Sheet ECL	468	577
PPI
Future expected provision number
Provisions	76	189
Additional provision charge	0
Loss Impairment: Off Balance Sheet ECL	76	189
Other products
Future expected provision number
Provisions	8	25
Additional provision charge	0
Loss Impairment: Off Balance Sheet ECL	8	25
Regulatory Related UK Bank Levy
Future expected provision number
Provisions	£ 38	£ 48
Bank Levy Rate	0.14%	0.15%
Expenses Related To UK Bank Levy	£ 74	£ 87	£ 69
Uk Bank Levy Paid	88	90
Loss Impairment: Off Balance Sheet ECL	38	48
Property
Future expected provision number
Costs related to transformation programs	1
Compliance with Consumer Credit Act
Future expected provision number
Provisions	47	68
Loss Impairment: Off Balance Sheet ECL	47	£ 68
Regulatory Other Provisions
Future expected provision number
Costs related to transformation programs	65
Charge related to operational risk and provisions	17
Operational Risk Provisions
Future expected provision number
Additional provision charge	£ 91